Note 2 - Revenue - Disaggregated of Revenue (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Operating Revenues		$ 2,198.5	$ 2,235.5	$ 1,855.4
Gas Utility [Member] | Operating Segments [Member]
Operating Revenues		1,946.1	2,119.3	1,752.0
Gas Marketing [Member] | Operating Segments [Member]
Operating Revenues		234.9	96.5	87.9
Midstream [Member] | Operating Segments [Member]
Operating Revenues		53.1	52.6	43.1
Other Segments [Member] | Operating Segments [Member]
Operating Revenues		16.1	15.1	14.7
Spire [Member]
Operating Revenues		2,198.5	2,235.5	1,855.4
Spire [Member] | Operating Segments [Member]
Operating Revenues		2,250.2	2,283.5	1,897.7
Spire [Member] | Consolidation, Eliminations [Member]
Operating Revenues		(51.7)		(42.3)
Spire [Member] | Segment Reconciling Items [Member]
Operating Revenues			(48.0)
Spire [Member] | Gas Utility [Member] | Operating Segments [Member]
Revenue		1,935.4	2,117.8	1,747.7
Changes in accrued revenue under alternative revenue programs		10.7	1.5	4.3
Total Gas Utility operating revenues		1,946.1	2,119.3	1,752.0
Spire [Member] | Gas Utility [Member] | Operating Segments [Member] | Residential [Member]
Revenue		1,416.6	1,234.0	1,184.3
Spire [Member] | Gas Utility [Member] | Operating Segments [Member] | Commercial and Industrial [Member]
Revenue		338.9	586.0	383.0
Spire [Member] | Gas Utility [Member] | Operating Segments [Member] | Transportation [Member]
Revenue		118.0	122.9	115.8
Spire [Member] | Gas Utility [Member] | Operating Segments [Member] | Off-system and Other Incentive [Member]
Revenue		42.0	152.7	38.4
Spire [Member] | Gas Utility [Member] | Operating Segments [Member] | Other Customer Revenue [Member]
Revenue		19.9	22.2	26.2
Spire [Member] | Gas Marketing [Member] | Operating Segments [Member]
Unregulated Operating Revenue		234.9	96.5	87.9
Spire [Member] | Midstream [Member] | Operating Segments [Member]
Unregulated Operating Revenue		53.1	52.6	43.1
Spire [Member] | Other Segments [Member] | Operating Segments [Member]
Unregulated Operating Revenue		16.1	15.1	14.7
Spire Missouri [Member]
Changes in accrued revenue under alternative revenue programs		12.8	3.0	2.3
Total Gas Utility operating revenues	$ 100.0
Operating Revenues		1,321.0	1,516.6	1,193.6
Spire Missouri [Member] | Gas Utility [Member] | Operating Segments [Member]
Revenue		1,308.2	1,513.6	1,191.3
Spire Missouri [Member] | Gas Utility [Member] | Operating Segments [Member] | Residential [Member]
Revenue		1,061.4	882.1	859.6
Spire Missouri [Member] | Gas Utility [Member] | Operating Segments [Member] | Commercial and Industrial [Member]
Revenue		177.2	436.1	241.4
Spire Missouri [Member] | Gas Utility [Member] | Operating Segments [Member] | Transportation [Member]
Revenue		33.3	33.5	32.9
Spire Missouri [Member] | Gas Utility [Member] | Operating Segments [Member] | Off-system and Other Incentive [Member]
Revenue		25.2	145.6	35.1
Spire Missouri [Member] | Gas Utility [Member] | Operating Segments [Member] | Other Customer Revenue [Member]
Revenue		11.1	16.3	22.3
Spire Alabama Inc [Member]
Changes in accrued revenue under alternative revenue programs		1.7	3.4	(0.2)
Operating Revenues		509.1	494.0	455.0
Spire Alabama Inc [Member] | Gas Utility [Member] | Operating Segments [Member]
Revenue		507.4	490.6	455.2
Spire Alabama Inc [Member] | Gas Utility [Member] | Operating Segments [Member] | Residential [Member]
Revenue		291.6	288.0	267.8
Spire Alabama Inc [Member] | Gas Utility [Member] | Operating Segments [Member] | Commercial and Industrial [Member]
Revenue		119.1	114.9	109.4
Spire Alabama Inc [Member] | Gas Utility [Member] | Operating Segments [Member] | Transportation [Member]
Revenue		74.4	78.7	72.9
Spire Alabama Inc [Member] | Gas Utility [Member] | Operating Segments [Member] | Off-system and Other Incentive [Member]
Revenue		16.8	7.1	3.2
Spire Alabama Inc [Member] | Gas Utility [Member] | Operating Segments [Member] | Other Customer Revenue [Member]
Revenue		$ 5.5	$ 1.9	$ 1.9